Interest in Associates - Summary of Principal Associates (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of associates [line items]
Additional capital injected to acquire controlling interest	¥ (176)		¥ (6)	[1]	¥ 682
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of associates [line items]
Additional capital injected to acquire controlling interest	¥ 500
Group's effective interest	48.59%	[2]	33.98%

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	In March 2019, the Group made capital injection of RMB500 million into SA Finance, and the share of equity interest held by the Group increased from 33.98% to 48.59%;